Schedule of Investments (unaudited) January 31, 2023	BlackRock LifePath® ESG Index 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Equity Funds — 70.3%
iShares Developed Real Estate Index Fund, Class K	9,719	$94,470
iShares ESG Aware MSCI EAFE ETF(b)	7,094	508,994
iShares ESG Aware MSCI EM ETF(b)	2,273	75,032
iShares ESG Aware MSCI USA ETF(b)	10,825	976,848
iShares ESG Aware MSCI USA Small-Cap ETF	4,449	161,588
iShares MSCI Canada ETF(b)	1,391	49,839
iShares MSCI EAFE Small-Cap ETF(b)	1,240	75,814
iShares MSCI Emerging Markets Small-Cap ETF(b)	545	28,178

		1,970,763

Fixed-Income Funds — 29.6%
iShares ESG Aware U.S. Aggregate Bond ETF	14,123	682,282
iShares TIPS Bond ETF(b)	1,363	148,090

		830,372

Money Market Funds — 27.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)	763,819	764,277
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)	8,193	8,193

		772,470

Total Investments — 127.5% (Cost: $3,448,990)		3,573,605

Liabilities in Excess of Other Assets — (27.5)%		(770,688)

Net Assets — 100.0%		$2,802,917

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$575,447	$188,562	(a)	$—	$246	$22	$764,277	763,819	$1,182	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,790	2,403	(a)	—	—	—	8,193	8,193	72		—
iShares Developed Real Estate Index Fund, Class K	77,174	6,923		(533)	(153)	11,059	94,470	9,719	—		—
iShares ESG Aware MSCI EAFE ETF	426,076	42,967		(48,752)	(840)	89,543	508,994	7,094	2,112		—
iShares ESG Aware MSCI EM ETF	58,755	6,950		(3,428)	(803)	13,558	75,032	2,273	1,149		—
iShares ESG Aware MSCI USA ETF	834,862	102,297		(8,754)	(1,142)	49,585	976,848	10,825	3,451		—
iShares ESG Aware MSCI USA Small-Cap ETF	137,443	13,386		(917)	(117)	11,793	161,588	4,449	583		—
iShares ESG Aware U.S. Aggregate Bond ETF	556,184	96,765		(3,842)	(807)	33,982	682,282	14,123	3,877		—
iShares MSCI Canada ETF	41,816	4,443		(264)	(25)	3,869	49,839	1,391	626		—
iShares MSCI EAFE Small-Cap ETF	61,790	5,950		(4,604)	(900)	13,578	75,814	1,240	—		—
iShares MSCI Emerging Markets Small-Cap ETF	22,749	2,511		(195)	(54)	3,167	28,178	545	200		—
iShares TIPS Bond ETF	126,604	19,546		(853)	(181)	2,974	148,090	1,363	599		—

					$(4,776)	$233,130	$3,573,605		$13,851		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

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Schedule of Investments (unaudited) (continued) January 31, 2023	BlackRock LifePath® ESG Index 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Investment Companies
Equity Funds	$1,970,763	$—	$—	$1,970,763
Fixed-Income Funds	830,372	—	—	830,372
Money Market Funds	772,470	—	—	772,470

	$3,573,605	$—	$—	$3,573,605

Portfolio Abbreviation

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

S C H E D U L E O F I N V E S T M E N T S	2